Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.30%
Advertising–0.40%
Interpublic Group of Cos., Inc. (The)(b)	30,297	$988,591
Omnicom Group, Inc.(b)	10,660	1,031,462
		2,020,053
Aerospace & Defense–2.18%
Axon Enterprise, Inc.(b)(c)	3,125	977,750
Boeing Co. (The)(c)	4,924	950,283
General Dynamics Corp.	3,589	1,013,857
Howmet Aerospace, Inc.(b)	14,429	987,377
Huntington Ingalls Industries, Inc.	3,332	971,178
L3Harris Technologies, Inc.	4,583	976,637
Lockheed Martin Corp.	2,258	1,027,096
Northrop Grumman Corp.	2,127	1,018,110
RTX Corp.(b)	10,755	1,048,935
Textron, Inc.(b)	10,609	1,017,721
TransDigm Group, Inc.	839	1,033,312
		11,022,256
Agricultural & Farm Machinery–0.21%
Deere & Co.	2,613	1,073,264
Agricultural Products & Services–0.44%
Archer-Daniels-Midland Co.	17,832	1,120,028
Bunge Global S.A.	10,601	1,086,814
		2,206,842
Air Freight & Logistics–0.81%
C.H. Robinson Worldwide, Inc.	13,491	1,027,205
Expeditors International of Washington, Inc.(b)	8,060	979,854
FedEx Corp.	3,946	1,143,314
United Parcel Service, Inc., Class B	6,348	943,503
		4,093,876
Apparel Retail–0.40%
Ross Stores, Inc.	6,706	984,173
TJX Cos., Inc. (The)	10,191	1,033,571
		2,017,744
Apparel, Accessories & Luxury Goods–0.75%
lululemon athletica, inc.(c)	2,123	829,350
Ralph Lauren Corp.(b)	5,552	1,042,444
Tapestry, Inc.	20,760	985,685
V.F. Corp.(b)	60,707	931,245
		3,788,724
Application Software–2.12%
Adobe, Inc.(c)	1,786	901,216
ANSYS, Inc.(c)	2,917	1,012,666
Autodesk, Inc.(c)	3,881	1,010,690
Cadence Design Systems, Inc.(c)	3,167	985,824
Fair Isaac Corp.(c)	752	939,707
Intuit, Inc.	1,500	975,000
PTC, Inc.(c)	5,271	995,903
Roper Technologies, Inc.(b)	1,790	1,003,903
Salesforce, Inc.	3,202	964,378
Shares		Value
Application Software–(continued)
Synopsys, Inc.(c)	1,711	$977,836
Tyler Technologies, Inc.(b)(c)	2,324	987,723
		10,754,846
Asset Management & Custody Banks–1.81%
Ameriprise Financial, Inc.	2,372	1,039,980
Bank of New York Mellon Corp. (The)	17,620	1,015,264
BlackRock, Inc.	1,169	974,595
Blackstone, Inc., Class A(b)	7,758	1,019,169
Franklin Resources, Inc.(b)	35,105	986,802
Invesco Ltd.(d)	61,548	1,021,081
Northern Trust Corp.	11,947	1,062,327
State Street Corp.	13,494	1,043,356
T. Rowe Price Group, Inc.	8,286	1,010,229
		9,172,803
Automobile Manufacturers–0.63%
Ford Motor Co.	80,245	1,065,654
General Motors Co.	24,744	1,122,140
Tesla, Inc.(c)	5,574	979,853
		3,167,647
Automotive Parts & Equipment–0.41%
Aptiv PLC(c)	12,500	995,625
BorgWarner, Inc.(b)	30,505	1,059,744
		2,055,369
Automotive Retail–0.60%
AutoZone, Inc.(c)	317	999,073
CarMax, Inc.(b)(c)	11,953	1,041,226
O’Reilly Automotive, Inc.(c)	901	1,017,121
		3,057,420
Biotechnology–1.54%
AbbVie, Inc.(b)	5,507	1,002,825
Amgen, Inc.	3,570	1,015,022
Biogen, Inc.(b)(c)	4,378	944,028
Gilead Sciences, Inc.	13,011	953,056
Incyte Corp.(c)	16,414	935,106
Moderna, Inc.(b)(c)	9,486	1,010,828
Regeneron Pharmaceuticals, Inc.(c)	1,009	971,152
Vertex Pharmaceuticals, Inc.(c)	2,363	987,758
		7,819,775
Brewers–0.20%
Molson Coors Beverage Co., Class B(b)	15,139	1,018,098
Broadcasting–0.42%
Fox Corp., Class A(b)	22,536	704,701
Fox Corp., Class B	12,424	355,575
Paramount Global, Class B(b)	89,423	1,052,508
		2,112,784
Broadline Retail–0.59%
Amazon.com, Inc.(c)	5,615	1,012,834
eBay, Inc.	19,404	1,024,143

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Broadline Retail–(continued)
Etsy, Inc.(b)(c)	13,517	$928,888
		2,965,865
Building Products–1.40%
A.O. Smith Corp.	11,469	1,026,017
Allegion PLC	7,526	1,013,828
Builders FirstSource, Inc.(c)	4,891	1,020,018
Carrier Global Corp.	16,837	978,735
Johnson Controls International PLC	15,876	1,037,020
Masco Corp.	12,713	1,002,801
Trane Technologies PLC	3,431	1,029,986
		7,108,405
Cable & Satellite–0.39%
Charter Communications, Inc., Class A(b)(c)	3,444	1,000,930
Comcast Corp., Class A	22,954	995,056
		1,995,986
Cargo Ground Transportation–0.39%
J.B. Hunt Transport Services, Inc.(b)	4,872	970,746
Old Dominion Freight Line, Inc.	4,564	1,000,931
		1,971,677
Casinos & Gaming–0.81%
Caesars Entertainment, Inc.(b)(c)	23,199	1,014,724
Las Vegas Sands Corp.(b)	18,975	981,008
MGM Resorts International(c)	23,014	1,086,491
Wynn Resorts Ltd.	9,732	994,902
		4,077,125
Commodity Chemicals–0.40%
Dow, Inc.	17,265	1,000,162
LyondellBasell Industries N.V., Class A	9,879	1,010,424
		2,010,586
Communications Equipment–0.99%
Arista Networks, Inc.(c)	3,579	1,037,838
Cisco Systems, Inc.	19,745	985,473
F5, Inc.(c)	5,066	960,463
Juniper Networks, Inc.	26,161	969,527
Motorola Solutions, Inc.	2,914	1,034,412
		4,987,713
Computer & Electronics Retail–0.20%
Best Buy Co., Inc.(b)	12,438	1,020,289
Construction & Engineering–0.21%
Quanta Services, Inc.	4,038	1,049,072
Construction Machinery & Heavy Transportation Equipment– 0.83%
Caterpillar, Inc.(b)	2,882	1,056,051
Cummins, Inc.(b)	3,639	1,072,231
PACCAR, Inc.(b)	8,525	1,056,162
Wabtec Corp.	6,858	999,074
		4,183,518
Construction Materials–0.40%
Martin Marietta Materials, Inc.	1,638	1,005,634
Vulcan Materials Co.	3,665	1,000,252
		2,005,886
Shares		Value
Consumer Electronics–0.20%
Garmin Ltd.	6,886	$1,025,119
Consumer Finance–0.81%
American Express Co.(e)	4,376	996,372
Capital One Financial Corp.(b)	7,122	1,060,395
Discover Financial Services	8,060	1,056,585
Synchrony Financial	23,194	1,000,125
		4,113,477
Consumer Staples Merchandise Retail–0.96%
Costco Wholesale Corp.	1,347	986,853
Dollar General Corp.	6,213	969,601
Dollar Tree, Inc.(b)(c)	6,608	879,855
Target Corp.	5,759	1,020,552
Walmart, Inc.	16,257	978,184
		4,835,045
Copper–0.23%
Freeport-McMoRan, Inc.	24,527	1,153,260
Data Center REITs–0.36%
Digital Realty Trust, Inc.(b)	6,539	941,878
Equinix, Inc.(b)	1,074	886,404
		1,828,282
Data Processing & Outsourced Services–0.19%
Broadridge Financial Solutions, Inc.(b)	4,802	983,738
Distillers & Vintners–0.39%
Brown-Forman Corp., Class B(b)	17,960	927,095
Constellation Brands, Inc., Class A	3,798	1,032,145
		1,959,240
Distributors–0.59%
Genuine Parts Co.	6,474	1,003,017
LKQ Corp.	19,008	1,015,217
Pool Corp.(b)	2,355	950,243
		2,968,477
Diversified Banks–1.83%
Bank of America Corp.	27,455	1,041,094
Citigroup, Inc.	16,995	1,074,764
Comerica, Inc.	18,550	1,020,064
Fifth Third Bancorp(b)	26,874	999,982
JPMorgan Chase & Co.	5,193	1,040,158
KeyCorp	65,509	1,035,697
PNC Financial Services Group, Inc. (The)(b)	6,502	1,050,723
U.S. Bancorp	22,593	1,009,907
Wells Fargo & Co.(b)	17,126	992,623
		9,265,012
Diversified Support Services–0.42%
Cintas Corp.	1,563	1,073,828
Copart, Inc.(b)(c)	17,784	1,030,049
		2,103,877
Drug Retail–0.20%
Walgreens Boots Alliance, Inc.(b)	46,190	1,001,861
Electric Utilities–3.41%
Alliant Energy Corp.(b)	19,963	1,006,135
American Electric Power Co., Inc.	11,658	1,003,754
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
Constellation Energy Corp.	5,730	$1,059,191
Duke Energy Corp.(b)	10,295	995,629
Edison International	14,110	998,000
Entergy Corp.(b)	9,457	999,416
Evergy, Inc.	18,956	1,011,871
Eversource Energy	16,268	972,338
Exelon Corp.	26,445	993,539
FirstEnergy Corp.	25,660	990,989
NextEra Energy, Inc.	16,907	1,080,526
NRG Energy, Inc.	16,094	1,089,403
PG&E Corp.	59,021	989,192
Pinnacle West Capital Corp.(b)	13,632	1,018,719
PPL Corp.	35,960	989,979
Southern Co. (The)	14,163	1,016,054
Xcel Energy, Inc.	19,157	1,029,689
		17,244,424
Electrical Components & Equipment–1.20%
AMETEK, Inc.	5,387	985,282
Eaton Corp. PLC	3,285	1,027,154
Emerson Electric Co.	8,873	1,006,376
Generac Holdings, Inc.(c)	8,347	1,052,891
Hubbell, Inc.	2,486	1,031,814
Rockwell Automation, Inc.(b)	3,318	966,633
		6,070,150
Electronic Components–0.40%
Amphenol Corp., Class A	8,852	1,021,078
Corning, Inc.(b)	29,880	984,845
		2,005,923
Electronic Equipment & Instruments–0.79%
Keysight Technologies, Inc.(c)	6,333	990,355
Teledyne Technologies, Inc.(b)(c)	2,294	984,860
Trimble, Inc.(c)	15,492	997,065
Zebra Technologies Corp., Class A(b)(c)	3,459	1,042,681
		4,014,961
Electronic Manufacturing Services–0.37%
Jabil, Inc.	6,463	865,719
TE Connectivity Ltd.	6,955	1,010,144
		1,875,863
Environmental & Facilities Services–0.79%
Republic Services, Inc.	5,306	1,015,780
Rollins, Inc.(b)	21,651	1,001,792
Veralto Corp.	10,950	970,827
Waste Management, Inc.	4,705	1,002,871
		3,991,270
Fertilizers & Agricultural Chemicals–0.79%
CF Industries Holdings, Inc.(b)	11,670	971,061
Corteva, Inc.	17,875	1,030,851
FMC Corp.(b)	15,591	993,147
Mosaic Co. (The)	30,940	1,004,312
		3,999,371
Financial Exchanges & Data–1.75%
Cboe Global Markets, Inc.	5,235	961,826
CME Group, Inc., Class A	4,589	987,966
FactSet Research Systems, Inc.	2,097	952,856
Shares		Value
Financial Exchanges & Data–(continued)
Intercontinental Exchange, Inc.(b)	7,049	$968,744
MarketAxess Holdings, Inc.	4,543	996,053
Moody’s Corp.(b)	2,525	992,401
MSCI, Inc.	1,772	993,118
Nasdaq, Inc.	16,287	1,027,710
S&P Global, Inc.	2,282	970,877
		8,851,551
Food Distributors–0.19%
Sysco Corp.	12,182	988,935
Food Retail–0.20%
Kroger Co. (The)	17,463	997,661
Footwear–0.38%
Deckers Outdoor Corp.(b)(c)	1,071	1,008,089
NIKE, Inc., Class B	9,857	926,361
		1,934,450
Gas Utilities–0.20%
Atmos Energy Corp.	8,439	1,003,144
Gold–0.20%
Newmont Corp.(b)	28,823	1,033,016
Health Care Distributors–0.78%
Cardinal Health, Inc.	8,486	949,583
Cencora, Inc.	4,116	1,000,147
Henry Schein, Inc.(b)(c)	13,074	987,349
McKesson Corp.	1,853	994,783
		3,931,862
Health Care Equipment–3.29%
Abbott Laboratories	8,148	926,102
Baxter International, Inc.(b)	22,330	954,384
Becton, Dickinson and Co.	4,074	1,008,111
Boston Scientific Corp.(c)	14,446	989,407
DexCom, Inc.(c)	7,227	1,002,385
Edwards Lifesciences Corp.(b)(c)	10,608	1,013,700
GE HealthCare Technologies, Inc.(b)	10,412	946,555
Hologic, Inc.(c)	12,685	988,923
IDEXX Laboratories, Inc.(c)	1,741	940,018
Insulet Corp.(b)(c)	5,442	932,759
Intuitive Surgical, Inc.(c)	2,494	995,330
Medtronic PLC	11,481	1,000,569
ResMed, Inc.(b)	5,187	1,027,182
STERIS PLC	4,182	940,197
Stryker Corp.	2,731	977,343
Teleflex, Inc.	4,356	985,196
Zimmer Biomet Holdings, Inc.(b)	7,712	1,017,830
		16,645,991
Health Care Facilities–0.40%
HCA Healthcare, Inc.	3,004	1,001,924
Universal Health Services, Inc., Class B	5,563	1,015,025
		2,016,949
Health Care REITs–0.59%
Healthpeak Properties, Inc.	55,095	1,033,031
Ventas, Inc.	22,003	958,011
Welltower, Inc.(b)	10,624	992,706
		2,983,748
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Services–1.00%
Cigna Group (The)	2,860	$1,038,723
CVS Health Corp.(b)	13,020	1,038,475
DaVita, Inc.(c)	7,231	998,240
Laboratory Corp. of America Holdings	4,494	981,759
Quest Diagnostics, Inc.	7,681	1,022,418
		5,079,615
Health Care Supplies–0.59%
Align Technology, Inc.(b)(c)	3,151	1,033,276
Cooper Cos., Inc. (The)(b)	9,629	976,958
DENTSPLY SIRONA, Inc.	28,960	961,183
		2,971,417
Home Furnishings–0.21%
Mohawk Industries, Inc.(c)	8,034	1,051,570
Home Improvement Retail–0.40%
Home Depot, Inc. (The)	2,618	1,004,265
Lowe’s Cos., Inc.	4,040	1,029,109
		2,033,374
Homebuilding–0.82%
D.R. Horton, Inc.	6,364	1,047,196
Lennar Corp., Class A	5,953	1,023,797
NVR, Inc.(c)	128	1,036,795
PulteGroup, Inc.(b)	8,674	1,046,258
		4,154,046
Hotel & Resort REITs–0.19%
Host Hotels & Resorts, Inc.(b)	46,810	968,031
Hotels, Resorts & Cruise Lines–1.59%
Airbnb, Inc., Class A(c)	5,971	984,976
Booking Holdings, Inc.	280	1,015,806
Carnival Corp.(c)	59,706	975,596
Expedia Group, Inc.(c)	7,198	991,525
Hilton Worldwide Holdings, Inc.	4,751	1,013,436
Marriott International, Inc., Class A	3,905	985,271
Norwegian Cruise Line Holdings Ltd.(b)(c)	48,894	1,023,351
Royal Caribbean Cruises Ltd.(c)	7,668	1,065,929
		8,055,890
Household Products–0.98%
Church & Dwight Co., Inc.	9,387	979,158
Clorox Co. (The)	6,291	963,215
Colgate-Palmolive Co.	11,098	999,375
Kimberly-Clark Corp.	7,779	1,006,213
Procter & Gamble Co. (The)	6,095	988,914
		4,936,875
Human Resource & Employment Services–0.99%
Automatic Data Processing, Inc.	4,032	1,006,952
Dayforce, Inc.(b)(c)	14,605	966,997
Paychex, Inc.(b)	8,090	993,452
Paycom Software, Inc.	5,393	1,073,261
Robert Half, Inc.(b)	12,016	952,628
		4,993,290
Independent Power Producers & Energy Traders–0.21%
AES Corp. (The)	60,602	1,086,594
Shares		Value
Industrial Conglomerates–0.62%
3M Co.	10,480	$1,111,614
General Electric Co.	5,819	1,021,409
Honeywell International, Inc.	4,869	999,362
		3,132,385
Industrial Gases–0.39%
Air Products and Chemicals, Inc.	4,076	987,493
Linde PLC	2,113	981,108
		1,968,601
Industrial Machinery & Supplies & Components–2.39%
Dover Corp.(b)	5,715	1,012,641
Fortive Corp.	11,492	988,542
IDEX Corp.	4,097	999,750
Illinois Tool Works, Inc.	3,742	1,004,091
Ingersoll Rand, Inc.	10,815	1,026,884
Nordson Corp.	3,692	1,013,602
Otis Worldwide Corp.	10,011	993,792
Parker-Hannifin Corp.	1,819	1,010,982
Pentair PLC	12,034	1,028,185
Snap-on, Inc.(b)	3,310	980,488
Stanley Black & Decker, Inc.	10,684	1,046,284
Xylem, Inc.(b)	7,691	993,985
		12,099,226
Industrial REITs–0.19%
Prologis, Inc.(b)	7,236	942,272
Insurance Brokers–0.98%
Aon PLC, Class A	3,086	1,029,860
Arthur J. Gallagher & Co.	3,883	970,905
Brown & Brown, Inc.	11,473	1,004,346
Marsh & McLennan Cos., Inc.	4,764	981,289
Willis Towers Watson PLC	3,571	982,025
		4,968,425
Integrated Oil & Gas–0.62%
Chevron Corp.(b)	6,521	1,028,623
Exxon Mobil Corp.(b)	9,018	1,048,252
Occidental Petroleum Corp.(b)	16,075	1,044,714
		3,121,589
Integrated Telecommunication Services–0.40%
AT&T, Inc.	56,825	1,000,120
Verizon Communications, Inc.	24,738	1,038,007
		2,038,127
Interactive Home Entertainment–0.39%
Electronic Arts, Inc.	7,232	959,469
Take-Two Interactive Software, Inc.(b)(c)	6,800	1,009,732
		1,969,201
Interactive Media & Services–0.61%
Alphabet, Inc., Class A(c)	3,966	598,588
Alphabet, Inc., Class C(c)(e)	3,329	506,873
Match Group, Inc.(b)(c)	28,832	1,046,025
Meta Platforms, Inc., Class A	1,932	938,141
		3,089,627
Internet Services & Infrastructure–0.38%
Akamai Technologies, Inc.(c)	8,874	965,136
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Internet Services & Infrastructure–(continued)
VeriSign, Inc.(c)	5,117	$969,723
		1,934,859
Investment Banking & Brokerage–0.83%
Charles Schwab Corp. (The)	14,551	1,052,619
Goldman Sachs Group, Inc. (The)	2,531	1,057,173
Morgan Stanley	11,229	1,057,323
Raymond James Financial, Inc.(b)	8,131	1,044,183
		4,211,298
IT Consulting & Other Services–0.92%
Accenture PLC, Class A	2,607	903,612
Cognizant Technology Solutions Corp., Class A	12,731	933,055
EPAM Systems, Inc.(c)	3,159	872,390
Gartner, Inc.(c)	2,108	1,004,820
International Business Machines Corp.(b)	4,988	952,509
		4,666,386
Leisure Products–0.21%
Hasbro, Inc.(b)	18,887	1,067,493
Life & Health Insurance–1.00%
Aflac, Inc.(b)	11,991	1,029,547
Globe Life, Inc.	7,906	920,021
MetLife, Inc.	13,806	1,023,163
Principal Financial Group, Inc.	12,222	1,054,881
Prudential Financial, Inc.(b)	8,816	1,034,998
		5,062,610
Life Sciences Tools & Services–2.30%
Agilent Technologies, Inc.	6,661	969,242
Bio-Rad Laboratories, Inc., Class A(c)	2,843	983,308
Bio-Techne Corp.(b)	12,679	892,475
Charles River Laboratories International, Inc.(c)	3,661	991,948
Danaher Corp.	3,853	962,171
Illumina, Inc.(c)	7,217	991,039
IQVIA Holdings, Inc.(c)	3,800	960,982
Mettler-Toledo International, Inc.(c)	744	990,480
Revvity, Inc.	8,940	938,700
Thermo Fisher Scientific, Inc.	1,635	950,278
Waters Corp.(b)(c)	2,746	945,256
West Pharmaceutical Services, Inc.	2,723	1,077,518
		11,653,397
Managed Health Care–0.99%
Centene Corp.(c)	12,508	981,628
Elevance Health, Inc.	1,943	1,007,523
Humana, Inc.	2,880	998,553
Molina Healthcare, Inc.(b)(c)	2,489	1,022,556
UnitedHealth Group, Inc.	2,051	1,014,630
		5,024,890
Metal, Glass & Plastic Containers–0.20%
Ball Corp.	14,975	1,008,716
Movies & Entertainment–0.81%
Live Nation Entertainment, Inc.(b)(c)	9,799	1,036,440
Netflix, Inc.(c)	1,616	981,445
Walt Disney Co. (The)(b)	8,860	1,084,110
Shares		Value
Movies & Entertainment–(continued)
Warner Bros. Discovery, Inc.(b)(c)	111,958	$977,393
		4,079,388
Multi-Family Residential REITs–1.14%
AvalonBay Communities, Inc.	5,228	970,108
Camden Property Trust(b)	9,661	950,642
Equity Residential	15,414	972,778
Essex Property Trust, Inc.(b)	3,982	974,833
Mid-America Apartment Communities, Inc.	7,245	953,297
UDR, Inc.(b)	25,653	959,679
		5,781,337
Multi-line Insurance–0.41%
American International Group, Inc.	13,135	1,026,763
Assurant, Inc.	5,475	1,030,614
		2,057,377
Multi-Sector Holdings–0.20%
Berkshire Hathaway, Inc., Class B(c)	2,424	1,019,341
Multi-Utilities–1.96%
Ameren Corp.	13,387	990,102
CenterPoint Energy, Inc.	34,500	982,905
CMS Energy Corp.	16,220	978,715
Consolidated Edison, Inc.(b)	10,845	984,834
Dominion Energy, Inc.	20,362	1,001,607
DTE Energy Co.	8,663	971,469
NiSource, Inc.	36,186	1,000,905
Public Service Enterprise Group, Inc.	15,210	1,015,724
Sempra	13,752	987,806
WEC Energy Group, Inc.(b)	11,966	982,648
		9,896,715
Office REITs–0.39%
Alexandria Real Estate Equities, Inc.(b)	7,745	998,408
Boston Properties, Inc.(b)	15,286	998,329
		1,996,737
Oil & Gas Equipment & Services–0.63%
Baker Hughes Co., Class A	31,941	1,070,023
Halliburton Co.	26,992	1,064,025
Schlumberger N.V.	19,393	1,062,930
		3,196,978
Oil & Gas Exploration & Production–2.09%
APA Corp.(b)	31,723	1,090,637
ConocoPhillips	8,649	1,100,845
Coterra Energy, Inc.	37,079	1,033,763
Devon Energy Corp.	21,174	1,062,511
Diamondback Energy, Inc.(b)	5,332	1,056,642
EOG Resources, Inc.	8,233	1,052,507
EQT Corp.(b)	26,050	965,673
Hess Corp.	6,746	1,029,709
Marathon Oil Corp.	39,506	1,119,600
Pioneer Natural Resources Co.	4,030	1,057,875
		10,569,762
Oil & Gas Refining & Marketing–0.65%
Marathon Petroleum Corp.	5,444	1,096,966
Phillips 66	6,545	1,069,060
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Refining & Marketing–(continued)
Valero Energy Corp.	6,536	$1,115,630
		3,281,656
Oil & Gas Storage & Transportation–0.82%
Kinder Morgan, Inc.	54,817	1,005,344
ONEOK, Inc.	12,667	1,015,513
Targa Resources Corp.	9,413	1,054,162
Williams Cos., Inc. (The)	27,112	1,056,555
		4,131,574
Other Specialized REITs–0.39%
Iron Mountain, Inc.(b)	12,012	963,482
VICI Properties, Inc.	33,564	999,872
		1,963,354
Other Specialty Retail–0.60%
Bath & Body Works, Inc.	21,836	1,092,237
Tractor Supply Co.(b)	3,902	1,021,231
Ulta Beauty, Inc.(c)	1,809	945,890
		3,059,358
Packaged Foods & Meats–2.43%
Campbell Soup Co.(b)	23,133	1,028,262
Conagra Brands, Inc.	34,745	1,029,842
General Mills, Inc.	14,977	1,047,941
Hershey Co. (The)	5,024	977,168
Hormel Foods Corp.	28,654	999,738
J.M. Smucker Co. (The)(b)	8,175	1,028,987
Kellanova	18,030	1,032,939
Kraft Heinz Co. (The)	28,054	1,035,192
Lamb Weston Holdings, Inc.	9,659	1,028,973
McCormick & Co., Inc.	14,252	1,094,696
Mondelez International, Inc., Class A	13,603	952,210
Tyson Foods, Inc., Class A	18,063	1,060,840
		12,316,788
Paper & Plastic Packaging Products & Materials–1.01%
Amcor PLC	104,422	993,053
Avery Dennison Corp.	4,531	1,011,546
International Paper Co.	26,970	1,052,370
Packaging Corp. of America	5,253	996,914
WestRock Co.	21,453	1,060,851
		5,114,734
Passenger Airlines–0.80%
American Airlines Group, Inc.(b)(c)	66,580	1,022,003
Delta Air Lines, Inc.(b)	23,139	1,107,664
Southwest Airlines Co.(b)	28,529	832,762
United Airlines Holdings, Inc.(c)	22,573	1,080,795
		4,043,224
Passenger Ground Transportation–0.19%
Uber Technologies, Inc.(c)	12,419	956,139
Personal Care Products–0.41%
Estee Lauder Cos., Inc. (The), Class A	6,538	1,007,833
Kenvue, Inc.(b)	48,821	1,047,698
		2,055,531
Pharmaceuticals–1.55%
Bristol-Myers Squibb Co.(b)	18,170	985,359
Catalent, Inc.(c)	17,296	976,359
Shares		Value
Pharmaceuticals–(continued)
Eli Lilly and Co.	1,282	$997,345
Johnson & Johnson	6,127	969,230
Merck & Co., Inc.	7,914	1,044,252
Pfizer, Inc.(b)	35,907	996,419
Viatris, Inc.	79,722	951,881
Zoetis, Inc.(b)	5,366	907,981
		7,828,826
Property & Casualty Insurance–1.84%
Allstate Corp. (The)	6,273	1,085,292
Arch Capital Group Ltd.(c)	11,156	1,031,261
Chubb Ltd.	3,928	1,017,863
Cincinnati Financial Corp.	8,333	1,034,709
Hartford Financial Services Group, Inc. (The)	10,091	1,039,877
Loews Corp.	13,060	1,022,467
Progressive Corp. (The)	4,926	1,018,795
Travelers Cos., Inc. (The)	4,474	1,029,646
W.R. Berkley Corp.(b)	11,580	1,024,135
		9,304,045
Publishing–0.19%
News Corp., Class A(b)	28,255	739,716
News Corp., Class B	8,525	230,686
		970,402
Rail Transportation–0.57%
CSX Corp.	25,593	948,733
Norfolk Southern Corp.(b)	3,766	959,840
Union Pacific Corp.	3,915	962,816
		2,871,389
Real Estate Services–0.42%
CBRE Group, Inc., Class A(c)	10,357	1,007,115
CoStar Group, Inc.(b)(c)	11,350	1,096,410
		2,103,525
Regional Banks–1.01%
Citizens Financial Group, Inc.	28,479	1,033,503
Huntington Bancshares, Inc.	72,399	1,009,966
M&T Bank Corp.	6,847	995,828
Regions Financial Corp.(b)	49,639	1,044,404
Truist Financial Corp.	26,105	1,017,573
		5,101,274
Reinsurance–0.21%
Everest Group Ltd.	2,658	1,056,555
Research & Consulting Services–0.78%
Equifax, Inc.	3,620	968,423
Jacobs Solutions, Inc.(b)	6,652	1,022,612
Leidos Holdings, Inc.	7,591	995,104
Verisk Analytics, Inc.	4,132	974,036
		3,960,175
Restaurants–1.18%
Chipotle Mexican Grill, Inc.(b)(c)	364	1,058,064
Darden Restaurants, Inc.(b)	5,697	952,254
Domino’s Pizza, Inc.	2,196	1,091,148
McDonald’s Corp.	3,341	941,995
Starbucks Corp.	10,733	980,889
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Restaurants–(continued)
Yum! Brands, Inc.(b)	7,003	$970,966
		5,995,316
Retail REITs–0.97%
Federal Realty Investment Trust	9,566	976,880
Kimco Realty Corp.(b)	50,148	983,402
Realty Income Corp.(b)	18,473	999,389
Regency Centers Corp.(b)	15,797	956,667
Simon Property Group, Inc.	6,474	1,013,116
		4,929,454
Self-Storage REITs–0.38%
Extra Space Storage, Inc.(b)	6,490	954,030
Public Storage(b)	3,334	967,060
		1,921,090
Semiconductor Materials & Equipment–0.97%
Applied Materials, Inc.	4,755	980,624
Enphase Energy, Inc.(b)(c)	7,502	907,592
KLA Corp.	1,398	976,601
Lam Research Corp.	1,022	992,944
Teradyne, Inc.(b)	9,210	1,039,164
		4,896,925
Semiconductors–2.91%
Advanced Micro Devices, Inc.(b)(c)	4,754	858,050
Analog Devices, Inc.	4,988	986,577
Broadcom, Inc.	747	990,081
First Solar, Inc.(c)	6,058	1,022,590
Intel Corp.	22,213	981,148
Microchip Technology, Inc.	11,002	986,989
Micron Technology, Inc.	10,012	1,180,315
Monolithic Power Systems, Inc.	1,335	904,356
NVIDIA Corp.	1,117	1,009,277
NXP Semiconductors N.V. (China)	3,878	960,852
ON Semiconductor Corp.(b)(c)	12,380	910,549
Qorvo, Inc.(c)	8,421	966,983
QUALCOMM, Inc.	5,730	970,089
Skyworks Solutions, Inc.	9,193	995,786
Texas Instruments, Inc.(b)	5,716	995,784
		14,719,426
Single-Family Residential REITs–0.20%
Invitation Homes, Inc.	27,830	991,026
Soft Drinks & Non-alcoholic Beverages–0.80%
Coca-Cola Co. (The)	16,421	1,004,637
Keurig Dr Pepper, Inc.	33,541	1,028,702
Monster Beverage Corp.(c)	16,643	986,597
PepsiCo, Inc.	5,994	1,049,010
		4,068,946
Specialty Chemicals–1.66%
Albemarle Corp.(b)	8,323	1,096,472
Celanese Corp.(b)	6,325	1,087,014
DuPont de Nemours, Inc.	13,689	1,049,536
Eastman Chemical Co.	10,882	1,090,594
Ecolab, Inc.	4,374	1,009,957
International Flavors & Fragrances, Inc.	12,411	1,067,222
PPG Industries, Inc.	6,945	1,006,330
Shares		Value
Specialty Chemicals–(continued)
Sherwin-Williams Co. (The)	2,869	$996,490
		8,403,615
Steel–0.42%
Nucor Corp.(b)	5,260	1,040,954
Steel Dynamics, Inc.	7,434	1,101,942
		2,142,896
Systems Software–1.19%
Fortinet, Inc.(b)(c)	13,699	935,779
Gen Digital, Inc.(b)	44,286	992,006
Microsoft Corp.	2,406	1,012,252
Oracle Corp.	8,694	1,092,053
Palo Alto Networks, Inc.(b)(c)	3,488	991,046
ServiceNow, Inc.(c)	1,290	983,496
		6,006,632
Technology Distributors–0.20%
CDW Corp.(b)	3,942	1,008,285
Technology Hardware, Storage & Peripherals–1.34%
Apple, Inc.(e)	5,725	981,723
Hewlett Packard Enterprise Co.	54,330	963,271
HP, Inc.	31,795	960,845
NetApp, Inc.	9,465	993,541
Seagate Technology Holdings PLC	10,545	981,212
Super Micro Computer, Inc.(c)	857	865,596
Western Digital Corp.(b)(c)	15,514	1,058,675
		6,804,863
Telecom Tower REITs–0.55%
American Tower Corp.	4,715	931,637
Crown Castle, Inc.	8,656	916,065
SBA Communications Corp., Class A	4,369	946,762
		2,794,464
Timber REITs–0.20%
Weyerhaeuser Co.	28,054	1,007,419
Tobacco–0.39%
Altria Group, Inc.	23,516	1,025,768
Philip Morris International, Inc. (Switzerland)	10,546	966,224
		1,991,992
Trading Companies & Distributors–0.60%
Fastenal Co.	12,923	996,880
United Rentals, Inc.(b)	1,446	1,042,725
W.W. Grainger, Inc.	1,007	1,024,421
		3,064,026
Transaction & Payment Processing Services–1.61%
Corpay, Inc.(c)	3,324	1,025,587
Fidelity National Information Services, Inc.	14,033	1,040,968
Fiserv, Inc.(c)	6,463	1,032,917
Global Payments, Inc.	7,540	1,007,796
Jack Henry & Associates, Inc.(b)	5,596	972,193
Mastercard, Inc., Class A	2,083	1,003,110
PayPal Holdings, Inc.(c)	16,563	1,109,555
Visa, Inc., Class A(b)	3,508	979,013
		8,171,139
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Water Utilities–0.20%
American Water Works Co., Inc.	8,252	$1,008,477
Wireless Telecommunication Services–0.19%
T-Mobile US, Inc.	5,960	972,791
Total Common Stocks & Other Equity Interests (Cost $266,056,047)		502,489,050
Money Market Funds–0.51%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(f)	895,849	895,849
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(f)	639,308	639,564
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(f)	1,023,828	1,023,828
Total Money Market Funds (Cost $2,559,120)		2,559,241
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $268,615,167)		505,048,291
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–24.81%
Invesco Private Government Fund, 7.57%(d)(f)(g)	37,455,315	$37,455,315
Invesco Private Prime Fund, 5.49%(d)(f)(g)	88,031,460	88,075,476
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $125,532,734)		125,530,791
TOTAL INVESTMENTS IN SECURITIES–124.62% (Cost $394,147,901)		630,579,082
OTHER ASSETS LESS LIABILITIES—(24.62)%		(124,576,311)
NET ASSETS–100.00%		$506,002,771
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at March 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Invesco Ltd.	$1,021,072	$70,005	$(3,606)	$(65,360)	$(1,030)	$1,021,081	$11,406
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,003,261	3,510,427	(7,617,839)	-	-	895,849	44,069
Invesco Liquid Assets Portfolio, Institutional Class	3,574,047	2,507,447	(5,441,314)	(371)	(245)	639,564	32,507
Invesco Treasury Portfolio, Institutional Class	5,718,013	4,011,917	(8,706,102)	-	-	1,023,828	50,254
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,384,697	117,729,702	(116,659,084)	-	-	37,455,315	416,627*
Invesco Private Prime Fund	98,559,389	220,098,630	(230,559,321)	(20,409)	(2,813)	88,075,476	1,098,928*
Total	$150,260,479	$347,928,128	$(368,987,266)	$(86,140)	$(4,088)	$129,111,113	$1,653,791

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
CME E-Mini Standard & Poor’s MidCap 400 Index	4	June-2024	$1,230,960	$37,633	$37,633
E-Mini S&P 500 Index	6	June-2024	1,592,550	23,576	23,576
Total Futures Contracts				$61,209	$61,209
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$502,489,050	$—	$—	$502,489,050
Money Market Funds	2,559,241	125,530,791	—	128,090,032
Total Investments in Securities	505,048,291	125,530,791	—	630,579,082
Other Investments - Assets*
Futures Contracts	61,209	—	—	61,209
Total Investments	$505,109,500	$125,530,791	$—	$630,640,291

*	Unrealized appreciation.
Invesco V.I. Equally-Weighted S&P 500 Fund